Reportable Segments - Results of Operations by Reportable Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Revenues	$ 243,213	$ 242,012	$ 254,234	$ 229,225	$ 243,321	$ 237,762	$ 225,954	$ 167,135	$ 968,684	$ 874,172	$ 677,761
Operating income:
Total operating gross margin	36,768	45,066	43,485	28,863	48,564	48,733	50,273	20,877	154,182	168,447	151,556
General and administrative expense									(35,016)	(68,025)	(46,257)
Provision for reduction in carrying value of certain assets									0	(2,544)	0
Gain on disposition of assets, net									1,054	3,994	1,974
Total operating income	27,714	35,239	37,497	19,770	28,516	35,589	28,587	9,180	120,220	101,872	107,273
Interest expense									(44,265)	(47,820)	(33,542)
Interest income									195	2,450	153
Loss on extinguishment of debt									(30,152)	(5,218)	(2,130)
Changes in fair value of derivative positions									0	53	55
Other income (loss)									2,539	1,450	(832)
Income before income taxes									48,537	52,787	70,977
Concentration Risk:
Percentage of revenue from major customer									18.70%
Rental Tools [Member]
Revenues:
Revenues									347,766	310,041	246,900
Operating income:
Total operating gross margin									72,946	91,164	113,899
U.S. (Lower 48) Drilling [Member]
Revenues:
Revenues									158,405	153,624	123,672
Operating income:
Total operating gross margin									46,831	54,203	37,717
International & Alaska Drilling [Member]
Revenues:
Revenues									462,513	410,507	307,189
Operating income:
Total operating gross margin									$ 34,405	$ 23,080	$ (60)
Exxon Neftegas Limited [Member]
Concentration Risk:
Percentage of revenue from major customer									18.70%	15.60%	12.00%
Exxon Neftegas Limited [Member] | International & Alaska Drilling [Member]
Concentration Risk:
Percentage of revenue from major customer									39.20%	33.30%	26.00%
Schlumberger [Member]
Concentration Risk:
Percentage of revenue from major customer											10.00%
Schlumberger [Member] | International & Alaska Drilling [Member]
Concentration Risk:
Percentage of revenue from major customer											23.00%